RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 17, 2014	Dec. 31, 2015	Dec. 31, 2013
SBI [Member]
Related Party Transaction [Line Items]
Investment in affiliate		$ 1,300
Softbank and affiliates [Member]
Related Party Transaction [Line Items]
Accounts receivable			$ 19,000
Service period of sales to related party		3 years
Period over which product failure rates exceed a certain level under the penalty clause		7 years
Customer advances			3,100
Deferred revenue current			2,000
Deferred revenue noncurrent			$ 3,800
Softbank and affiliates [Member] | Share Purchase Agreement [Member]
Related Party Transaction [Line Items]
Ownership interest held by related party (as a percent)	12.30%